Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Earnings Per Share [Abstract]
Net earnings per share

The calculation of net earnings per share — basic was as follows:

Year Ended December 31	2014	2013	2012
Net earnings available to common shareholders	$427.6	$288.0	$197.6
Weighted-average common shares outstanding (in millions)	79.5	78.0	79.5
Net earnings per share — basic	$5.38	$3.69	$2.49

The calculation of net earnings per share — diluted was as follows:

Year Ended December 31	2014	2013	2012
Net earnings available to common shareholders	$427.6	$288.0	$197.6
Weighted-average common shares outstanding (in millions)	79.5	78.0	79.5
Effect of dilutive securities — stock options (in millions)	0.6	0.8	0.3
Effect of other share-based awards (in millions)	0.6	0.8	0.3
	80.7	79.6	80.1
Net earnings per share — diluted	$5.30	$3.62	$2.47

Number, exercise prices and weighted-average remaining life of antidilutive awards
The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2014	2013	2012
Shares (in thousands)	692	995	4,257
Exercise price ranges	$76–$93	$67–$93	$40–$93
Weighted-average remaining life	4.1 years	5.2 years	4.8 years